Share-based compensation	12 Months Ended
Dec. 31, 2015
Share-based compensation [Abstract]
Share-based compensation

16. Share-based compensation

As of December 31, 2015, the Company has four share-based compensation plans under which awards may be granted to both employees and non-employees, which are described below. Compensation cost of US$4,904,626 (2013: US$676,303, 2014: US$3,232,940) was charged against income comprising of general and administrative expenses of US$4,904,626 (2013: US$676,303, 2014: US$3,232,940) for those plans with a corresponding credit to additional paid-in capital in the year ended December 31, 2015, of which, US$4,407,999 (2013: US$427,989, 2014: US$2,736,313) was related to the options granted to employees. The compensation cost is regarded as a permanent difference for income tax purposes as the options were granted by the Company, which is registered in Cayman, a tax free jurisdiction. Hence, no tax benefit was recognized upon the recognition of compensation cost. The Company has a policy of using authorized shares in the existing pool to satisfy any future exercise of share options and shares repurchased held by a third party trustee to satisfy the RSUs granted under the 2014 RSU plan.

2007 Equity Incentive Plan (the “Plan”)

On August 11, 2007, the Company granted share options to purchase up to 6,125,374 common shares to its directors and employees, at exercise prices ranging from US$0.0001 to US$2.50 per share. These options have a weighted average grant-date fair value of US$2.67 per option, and a total expected compensation cost, net of expected forfeitures, of US$15,564,801. These options have vesting periods based on length of service ranging from 10 to 60 months and will expire no later than August 10, 2017. These options are performance-based and did not begin vesting until the Company's IPO was in effect. However, upon the effectiveness of the IPO, these awards had an immediate vesting of all shares that would have vested between the grant date and the effectiveness of the IPO.

2007 Long Term Incentive Plan (the “2007 Plan”)

In November 2007, the Company adopted the 2007 Plan which provides for the grant of options, restricted shares, restricted stock units, stock appreciation rights and other stock-based awards to purchase its common shares. The maximum aggregate number of common shares which may be issued pursuant to all awards, including options, is 10 million common shares, subject to adjustment to account for changes in the capitalization of the Company.

On July 1, 2013, under the 2007 Plan, the Company granted share options with service conditions to purchase up to 600,000 common shares to one director, at an exercise price of US$2.105 per share. These options have a weighted average grant date fair value of US$0.72 per option and a total expected compensation cost, net of expected forfeitures, of US$431,687. These options will have vesting periods based on length of service of 36 months and will expire no later than July 1, 2023.

On August 7, 2013, under the 2007 Plan, the Company granted share options with service conditions to purchase up to 400,000 common shares to one employee, at an exercise price of US$2.475 per share. These options have a weighted average grant date fair value of US$0.84 per option and a total expected compensation cost, net of expected forfeitures, of US$337,655. These options will have vesting periods based on length of service of 36 months and will expire no later than August 7, 2023.

On September 3, 2013, under the 2007 Plan, the Company granted share options with service conditions to purchase up to 600,000 common shares to one employee, at an exercise price of US$2.86 per share. These options have a weighted average grant date fair value of US$0.96 per option and a total expected compensation cost, net of expected forfeitures, of US$578,159. These options will have vesting periods based on length of service of 36 months and will expire no later than September 3, 2023.

On September 5, 2013, under the 2007 Plan, the Company granted share options with service conditions to purchase up to 600,000 common shares to one employee, at an exercise price of US$2.92 per share. These options have a weighted average grant date fair value of US$1.0 per option and a total expected compensation cost, net of expected forfeitures, of US$602,604. These options will have vesting periods based on length of service of 36 months and will expire no later than September 5, 2023. This share option was forfeited on November 15, 2013 because the employee resigned.

On November 8, 2013, under the 2007 Plan, the Company granted share options with service conditions to purchase up to 400,000 common shares to one employee, at an exercise price of US$3.185 per share. These options have a weighted average grant date fair value of US$1.03 per option and a total expected compensation cost, net of expected forfeitures, of US$412,735. These options will have vesting periods based on length of service of 36 months and will expire no later than November 8, 2023.

On June 25, 2014, under the 2007 Plan, the Company granted share options with service conditions to purchase up to 600,000 common shares to one employee, at an exercise price of US$2.045 per share. These options have a weighted average grant date fair value of US$0.52 per option and a total expected compensation cost, net of expected forfeitures, of US$311,098. These options have vesting periods based on length of service of 36 months and will expire no later than June 25, 2024.

On June 30, 2014, under the 2007 Plan, the Company granted share options to purchase up to 907,000 common shares to six employees, at an exercise price of US$1.21 per share. These options have a weighted average grant date fair value of US$0.81 per option and a total expected compensation cost, net of expected forfeitures, of US$734,181. These options became vested and exercisable immediately.

On February 26, 2015, under the 2007 Plan, the Company granted share options with service conditions to purchase up to 200,000 common shares to one employee, at an exercise price of US$1.255 per share. These options have a weighted average grant date fair value of US$0.36 per option and a total expected compensation cost, net of expected forfeitures, of US$71,853. These options have vesting periods based on length of service of 36 months and will expire no later than February 26, 2025.

On April 10, 2015, under the 2007 Plan, the Company granted share options with service conditions to purchase up to 600,000 common shares to one employee, at an exercise price of US$1.605 per share. These options have a weighted average grant date fair value of US$0.52 per option and a total expected compensation cost, net of expected forfeitures, of US$312,671. These options have vesting periods based on length of service of 36 months and will expire no later than April 10, 2025.

On July 1, 2015, under the 2007 Plan, the Company granted share options with service conditions to purchase up to 1,200,000 common shares to two employees, at an exercise price of US$1.71 per share. These options have a weighted average grant date fair value of US$0.48 per option and a total expected compensation cost, net of expected forfeitures, of US$577,836. These options have vesting periods based on length of service of 36 months and will expire no later than July 1, 2025.

On September 30, 2015, under the 2007 Plan, the Company granted share options with service conditions to purchase up to 200,000 common shares to one employee, at an exercise price of US$1.39 per share. These options have a weighted average grant date fair value of US$0.50 per option and a total expected compensation cost, net of expected forfeitures, of US$100,243. These options have vesting periods based on length of service of 36 months and will expire no later than September 30, 2025.

On November 6, 2015, under the 2007 Plan, the Company granted share options with service conditions to purchase up to 200,000 common shares to one employee, at an exercise price of US$1.81 per share. These options have a weighted average grant date fair value of US$0.61 per option and a total expected compensation cost, net of expected forfeitures, of US$122,109. These options have vesting periods based on length of service of 36 months and will expire no later than November 6, 2025.

2015 Long Term Incentive Plan (the “2015 Plan”)

In June 2015, the Company approved the 2015 Stock Option Plan to provide grant of options to purchase shares of company stock with maximum aggregate number of 20 million common shares, subject to adjustment to account for changes in the capitalization of the Company.

On July 1, 2015, under the 2015 Plan, the Company granted share options with service conditions to purchase up to 6,574,600 common shares to twenty-two employees, at an exercise price of US$1.71 per share. These options have a weighted average grant date fair value of US$0.48 per option and a total expected compensation cost, net of expected forfeitures, of US$3,165,867. These options have vesting periods based on length of service of 34 months and will expire no later than July 1, 2025.

On July 29, 2015, under the 2015 Plan, the Company granted share options with service conditions to purchase up to 81,600 common shares to one employee, at an exercise price of US$1.71 per share. These options have a weighted average grant date fair value of US$0.42 per option and a total expected compensation cost, net of expected forfeitures, of US$34,294. These options have vesting periods based on length of service of 33 months and will expire no later than July 29, 2025.

Assumptions

The Company assumed the forfeiture ratios of 10% for non-executive employees and 0% for executives in arriving at the total compensation expense. All outstanding unvested stock options as of December 31, 2015 under the Plan, the 2007 Plan and the 2015 Plan were related to executives and therefore, are expected to vest in full.

The fair value of each option is estimated on the date of grant using the Dividend Adjusted Black-Scholes option-pricing model that uses the assumptions noted below.

	Options Granted in 2013 Under the 2007 Plan	Options Granted in 2014 Under the 2007 Plan	Options Granted in 2015 Under the 2007 Plan	Options Granted in 2015 Under the 2015 Plan
Average risk-free rate of return	1.43%	2.5%	1.82-1.92%	1.57-1.92%
Expected term	6 Years	5-6 Years	6 Years	6 Years
Volatility rate	55.7%	40.5-41.4%	46.3-55.2%	55.0-55.9%
Dividend yield	5%	5%	5%	5%

The risk-free rate for periods within the expected life of the option is based on the implied yield rates of U.S treasury yield curve in effect at the time of grant. The expected life of options represents the period of time the granted options are expected to be outstanding. The Company had limited historical exercise data. Therefore, the expected life was estimated as the average of the contractual term and the vesting period. The dividend yield was based on the Company's dividend distribution plan. The expected volatility was based on the historical daily stock price of the Company, annualized.

Share Option Activity

The following table is a summary of the Company's share option activity under the Plan (in US$, except options):

Options under the Plan	Number of Options	Weighted Average Exercise Price	Weighted Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding, January 1, 2015
2.50 (exercise price)	560,594	2.5	2.58	-
0.0001 (exercise price)	23,800	0.0001	2.58	28,082

Granted to employee	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Forfeited/Cancelled
2.50 (exercise price)	3,298	2.5	-	-

Outstanding, December 31, 2015
2.50 (exercise price)	557,396	2.5	1.58	-
0.0001 (exercise price)	23,800	0.0001	1.58	43,909

Exercisable as at December 31, 2015
2.50 (exercise price)	557,396	2.5	1.58	-
0.0001 (exercise price)	23,800	0.0001	1.58	43,909

The aggregate intrinsic value in the table above represents the total intrinsic value (the aggregate difference between the Company's closing stock price of US$1.85 per common share as of December 31, 2015 and the exercise price for in-the-money options) that would have been received by the option holders if all in-the-money options had been exercised on December 31, 2015. All the options were fully vested as of December 31, 2012.

As of December 31, 2015, there was no unrecognized compensation cost related to unvested share-based compensation arrangements granted to employees and non-employees under the Plan.

The following table is a summary of the Company's share option activity under the 2007 Plan (in US$, except options):

Options Under the 2007 Plan	Number of Options	Weighted Average Exercise Price	Weighted Remaining Contractual Life (Years)	Aggregate Intrinsic Value

Outstanding, January 1, 2015
7.0 (exercise price)	792,056	7.00	2.83	-
2.975 (exercise price)	180,000	2.975	3.50	-
1.87 (exercise price)	93,334	1.87	4.25	-
1.21 (exercise price)	860,000	1.21	5.95	-
1.085 (exercise price)	100,000	1.085	6.50	9,500
1.64 (exercise price)	300,000	1.64	7.87	-
1.595 (exercise price)	200,000	1.595	7.87	-
2.105 (exercise price)	600,000	2.105	8.50	-
2.86 (exercise price)	600,000	2.86	8.67	-
2.045 (exercise price)	600,000	2.045	9.48	-
1.21 (exercise price)	907,000	1.21	9.50	-

Granted
1.255(exercise price)	200,000	1.255	9.16	118,000
1.605(exercise price)	600,000	1.605	9.27	144,000
1.71(exercise price)	1,200,000	1.710	9.50	162,000
1.39(exercise price)	200,000	1.390	9.75	91,000
1.81(exercise price)	200,000	1.810	9.85	7,000

Exercised
1.21 (exercise price)	6,000	1.21	-	2,400
1.21 (exercise price)	17,000	1.21	-	6,800
1.21 (exercise price)	2,000	1.21	-	634
1.21 (exercise price)	4,000	1.21	-	1,220
1.21 (exercise price)	2,000	1.21	-	817
1.21 (exercise price)	5,000	1.21	-	1,999
1.21 (exercise price)	4,000	1.21	-	1,553

Forfeited/Cancelled (employee)
2.045 (exercise price)	600,000	2.045	-	-
1.21 (exercise price)	100,000	1.21	-	-
1.64 (exercise price)	100,000	1.64	-	-
1.595 (exercise price)	200,000	1.595	-	-

Outstanding, December 31, 2015

7.0 (exercise price)	792,056	7.00	1.83	-
2.975 (exercise price)	180,000	2.975	2.50	-
1.87 (exercise price)	93,334	1.87	3.25	-
1.21 (exercise price)	754,000	1.21	4.95	478,790
1.085 (exercise price)	100,000	1.085	5.50	76,000
1.64 (exercise price)	200,000	1.64	6.87	41,000
1.595 (exercise price)	-	1.60	6.87	-
2.105 (exercise price)	600,000	2.105	7.50	-
2.86 (exercise price)	600,000	2.86	7.67	-
2.045 (exercise price)	-	2.045	8.48	-
1.21 (exercise price)	873,000	1.21	8.50	554,355
1.255(exercise price)	200,000	1.255	9.16	118,000
1.605(exercise price)	600,000	1.605	9.27	144,000
1.71(exercise price)	1,200,000	1.71	9.50	162,000
1.39(exercise price)	200,000	1.39	9.75	91,000
1.81(exercise price)	200,000	1.81	9.85	7,000

Exercisable as at December 31, 2015

7.0 (exercise price)	792,056	7.00	1.83	-
2.975 (exercise price)	180,000	2.98	2.50	-
1.87 (exercise price)	93,334	1.87	3.25	-
1.21 (exercise price)	754,000	1.21	4.95	478,790
1.085 (exercise price)	100,000	1.09	5.50	76,000
1.64 (exercise price)	200,000	1.64	6.87	41,000
2.105 (exercise price)	400,000	2.11	7.50	-
2.86 (exercise price)	400,000	2.86	7.67	-
1.21 (exercise price)	873,000	1.21	8.50	554,355
1.255(exercise price)	132,000	1.26	9.16	77,880

The aggregate intrinsic value in the table above represents the total intrinsic value (the aggregate difference between the Company's closing stock price of US$1.85 per common share as of December 31, 2015 and the exercise price for in-the-money options) that would have been received by the option holders if all in-the-money options had been exercised on December 31, 2015. As of December 31, 2015, there was US$1,133,257 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted to employees, under the 2007 Plan. The cost is expected to be recognized using a straight-line method over a weighted-average period of 2.16 years. Total fair value of options vested during the year ended December 31, 2013, 2014 and 2015 was US$430,438, US$1,206,372, and US$633,113, respectively.

The following table is a summary of the Company's share option activity under the 2015 Plan (in US$, except options):

Options Under the 2015 Plan	Number of Options	Weighted Average Exercise Price	Weighted Remaining Contractual Life (Years)	Aggregate Intrinsic Value

Granted
1.71(exercise price)	81,600	1.71	9.58	11,016
1.71(exercise price)	6,574,600	1.71	9.50	887,571

Outstanding, December 31, 2015
1.71(exercise price)	81,600	1.71	9.58	11,016
1.71(exercise price)	6,574,600	1.71	9.50	887,571

The aggregate intrinsic value in the table above represents the total intrinsic value (the aggregate difference between the Company's closing stock price of US$1.85 per common share as of December 31, 2015 and the exercise price for in-the-money options) that would have been received by the option holders if all in-the-money options had been exercised on December 31, 2015. As of December 31, 2015, there was US$2,560,637 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted to employees, under the 2015 Plan. The cost is expected to be recognized using a straight-line method over a weighted-average period of 2.5 years. Total fair value of options vested during the year ended December 31, 2015 was US$639,524.

2014 Restricted Stock Unit Plan (the “2014 RSU Plan”)

On May 23, 2014, the Board of Directors approved the 2014 RSU Plan, which is administered by the Compensation Committee of the Board of Directors. The 2014 RSU Plan provides for discretionary grants of restricted stock units, or RSUs, to or for the benefit of participating employees. The maximum number of common shares that may be delivered to 2014 RSU Plan participants in connection with RSUs granted under the 2014 RSU Plan is 10,000,000, subject to adjustment if the Company's outstanding common shares are increased, decreased, changed into or exchanged for a different number or kind of shares or securities of the Company through a reorganization, recapitalization, reclassification, stock dividend, stock split, reverse stock split or other similar transaction.

On May 23, 2014, the Company established a trust that is governed by a third party trustee and deposited US$7,042,725 into the trust. The trustee used the funds to acquire 4,234,884 common shares in the open market. The awards vest ratably over a three year service vesting period. The aggregate fair value of the restricted shares granted at the grant date shall be recognized as compensation expense using the straight-line method. The shares held by the third party trustee are legally outstanding as of December 31, 2015.

On April 10, 2015, under the 2014 RSU Plan, the Company deposited $3,259,998 into the trust. The trustee used the funds to acquire 2,076,964 common shares from the open market. The awards vest ratably over a three year service vesting period. The aggregate fair value of the restricted shares granted at the grant date shall be recognized as compensation expense using the straight-line method. The shares held by the third party trustee are legally outstanding as of December 31, 2015.

The weighted average grant-date fair value of restricted shares granted during the years ended December 31, 2014 and 2015 was US$2.01 and US$1.605, respectively, which was derived from the fair value of the underlying ordinary shares.

Other awards

On December 29, 2014, EMG granted the Share Option to a selling shareholder. No compensation expense was recorded as of December 31, 2014 and 2015 since the performance conditions underlying the Share Option were not met.